UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/01

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SCFF Management, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz    Menlo Park, California    09/30/01

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
Form 13F Information Table Entry Total:                   5
Form 13F Information Table Value Total:              $6,426
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     SCFF MANAGEMENT, LLC
                                                  FORM 13F INFORMATION TABLE
                                                        AS OF 09/30/01
                                                                                                               Voting Authority
                               Title                 Value       Shares/  Sh/ Put/  Invstmt   Other        ------------------------
Name of Issuer               of class     CUSIP     (x$1000)     PrnAmt   Prn Call  Dscretn  Managers      Sole      Shared   None
--------------               --------     -----     --------     ------   --- ----  -------  --------      -------   ------   ----
i2 TECHNOLOGIES              COMMON       465754109       34     10,013   SH         SOLE                   10,013
MEDICALOGIC                  COMMON       584642102      200    526,317   SH         SOLE                  526,317
NEXTCARD                     COMMON       65332K107    3,877    608,700   SH         SOLE                  608,700
SCIENT                       COMMON       80864H109      351  1,301,660   SH         SOLE                1,301,660
VA LINUX                     COMMON       91819B105      490    466,322   SH         SOLE                  466,322
VIVENDI UNIVERSAL             ADR         92851S204    1,474     31,799   SH         SOLE                   31,799
